Intangible Assets - Schedule of Estimated Future Amortization of Intangible Assets (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 77,647
2020	77,647
2021	77,647
2022	77,647
2023	77,647
Thereafter	278,232
Total	$ 666,467	$ 1,109,410